Business Combinations - Summary of Consideration Transferred in business combination (Detail) $ in Thousands	Dec. 31, 2025 TWD ($)
HIRSCHMANN [Member]
Disclosure of detailed information about business combination [line items]
Cash	$ 2,317,201
Cash	2,296,200
HIRSCHMANN [Member] | Consideration transferred [member]
Disclosure of detailed information about business combination [line items]
Cash	2,317,201
Contingent considerations	0
Cash	2,317,201
ASEPCAYMAN [Member]
Disclosure of detailed information about business combination [line items]
Cash	725,059
Cash	1,173,088
ASEPCAYMAN [Member] | Consideration transferred [member]
Disclosure of detailed information about business combination [line items]
Cash	725,059
Contingent considerations	371,314
Cash	1,096,373
CHE [Member]
Disclosure of detailed information about business combination [line items]
Cash	1,713,092
Cash	1,945,678
CHE [Member] | Consideration transferred [member]
Disclosure of detailed information about business combination [line items]
Cash	1,713,092
Contingent considerations	232,586
Cash	$ 1,945,678